Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	CELPHAP
Entity Registrant Name	Celator Pharmaceuticals Inc
Entity Central Index Key	0001327467
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 8,110,389	$ 9,648,008	$ 3,226,778
Restricted cash	339,377	40,205	54,081
Other receivables	115,552	2,000,357	1,217,758
Prepaid expenses and deposits	99,979	148,275	46,199
Assets held for sale	207,566	251,269
Other current assets	440,000
Total current assets	9,312,863	12,088,114	4,544,816
Property and equipment, net	1,197,437	1,245,025	2,017,270
Other assets	161,102	105,805	58,585
Total assets	10,671,402	13,438,944	6,620,671
Current liabilities
Accounts payable	597,169	699,858	501,702
Accrued liabilities	1,937,866	1,194,998	904,393
Current portion of deferred revenue	615,384	615,384
Warrant liability			549,317
Current portion of loans	1,200,000	1,200,000	2,104,994
Total current liabilities	4,350,419	3,710,240	4,060,406
Deferred revenue	923,078	1,076,924
Loans payable	1,500,000	1,800,000
Total liabilities	6,773,497	6,587,164	4,060,406
Commitments and contingencies (Note 10)
Stockholders' Equity
Common stock, value	13,673	13,673	11,230
Warrants	1,083,193	1,083,193	9,333
Additional paid-in capital	118,513,671	118,509,395	104,385,456
Accumulated other comprehensive loss	(1,133,266)	(1,133,266)	(1,133,266)
Deficit accumulated during the development stage	(114,579,366)	(111,621,215)	(100,712,488)
Total Stockholders' Equity	3,897,905	6,851,780	2,560,265
Total Liabilities and Stockholders' Equity	$ 10,671,402	$ 13,438,944	$ 6,620,671

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, authorized shares	255,000,000	255,000,000	255,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, issued shares	13,673,160	13,673,160	11,230,561
Common stock, outstanding shares	13,673,160	13,673,160	11,230,561

Consolidated Statements of Loss and Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Expenses
Research and development	$ 1,651,409	$ 920,475	$ 4,868,734	$ 10,606,769	$ 80,417,665	$ 82,069,074
Leukemia & Lymphoma Society funding	(153,846)	(135,000)	(1,442,692)	(262,751)	(5,456,422)	(5,610,268)
Research collaboration income			(19,440)	(150,000)	(2,240,720)	(2,240,720)
General and administrative	1,348,999	778,350	4,098,446	3,939,837	37,200,720	38,549,719
Loss on disposal of property and equipment	13,727	13,872	83,077	573,583	772,086	785,813
Amortization and depreciation	47,588	85,965	411,621	441,687	4,674,230	4,721,818
Operating loss	(2,907,877)	(1,663,662)	(7,999,746)	(15,149,125)	(115,367,559)	(118,275,436)
Other income (expenses)
Foreign exchange (loss) gain	(3,049)	83	(11,500)	15,881	543,248	540,199
Interest and miscellaneous income	429	879	2,735	77,885	2,761,969	2,762,398
Gain on settlement in exchange of preferred stock					1,562,689	1,562,689
Interest expense	(47,654)	(366,917)	(4,263,774)	(79,256)	(5,889,291)	(5,936,946)
Loss before income taxes	(2,958,151)	(2,029,617)	(12,272,286)	(15,134,615)	(116,388,945)	(119,347,096)
Income tax benefit			1,363,559	974,861	6,243,583	6,243,583
Net loss incurred in the development stage	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(110,145,362)	(113,103,513)
Other comprehensive loss attributable to foreign exchange translation					(1,133,266)	(1,133,266)
Comprehensive loss	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(111,278,628)	(114,236,779)
Accretion on preferred stock					(1,475,853)	(1,475,853)
Total comprehensive loss attributable to common stockholders	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(112,754,481)	(115,712,632)
Net loss incurred in the development stage	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(110,145,362)	(113,103,513)
Accretion on preferred stock					(1,475,853)	(1,475,853)
Net loss attributable to common stockholders	$ (2,958,151)	$ (2,029,617)	$ (10,908,727)	$ (14,159,754)	$ (111,621,215)	$ (114,579,366)
Net loss per share
Basic and diluted	$ (0.22)	$ (0.18)	$ (1.3)	$ (1.81)
Weighted average of common shares outstanding
Basic and diluted	13,673,160	11,230,667	8,406,104	7,815,605

Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock	Restricted Stock	Warrants	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Deficit Accumulated During the Development Stage
Beginning balance at Nov. 18, 1999
Beginning balance, shares at Nov. 18, 1999
Issued on incorporation	3,256	26			3,230
Issued on incorporation, shares		25,802
Issued for technology	202	2			200
Issued for technology, shares		1,602
Issued for cash, net of costs, shares		8,479
Issued for cash, net of costs	402,697	8			402,689
Foreign currency translation adjustment	(1,987)					(1,987)
Net loss	(200,050)						(200,050)
Ending balance at Dec. 31, 2000	204,118	36			406,119	(1,987)	(200,050)
Ending balance, shares at Dec. 31, 2000		35,883
Issued for cash, net of costs, shares		7,467
Issued for cash on exercise of stock options, shares		55
Issued for cash on exercise of stock options	3,722				3,722
Issued for cash, net of costs	1,084,824	7			1,084,817
Foreign currency translation adjustment	(20,689)					(20,689)
Net loss	(773,668)						(773,668)
Ending balance at Dec. 31, 2001	498,307	43			1,494,658	(22,676)	(973,718)
Ending balance, shares at Dec. 31, 2001		43,405
Issued for cash, net of costs, shares		1,118
Issued for cash, net of costs	137,736	1			137,735
Warrants issued on Series 1 Class A Preferred stock
Warrants issued on note payable
Warrants issued on note payable, cancelled
Foreign currency translation adjustment	13,861					13,861
Net loss	(1,497,719)						(1,497,719)
Ending balance at Dec. 31, 2002	(847,815)	44			1,632,393	(8,815)	(2,471,437)
Ending balance, shares at Dec. 31, 2002		44,523
Issued for cash on exercise of stock options, shares		3,522
Issued for cash on exercise of stock options	8,517	4			8,513
Foreign currency translation adjustment	(484,668)					(484,668)
Net loss	(3,506,027)						(3,506,027)
Ending balance at Dec. 31, 2003	(4,829,993)	48			1,640,906	(493,483)	(5,977,464)
Ending balance, shares at Dec. 31, 2003		48,045
Issued for cash on exercise of stock options, shares		6,410
Issued for cash on exercise of stock options	15,470	6			15,464
Foreign currency translation adjustment	(811,423)					(811,423)
Net loss	(5,445,046)						(5,445,046)
Ending balance at Dec. 31, 2004	(11,070,992)	54			1,656,370	(1,304,906)	(11,422,510)
Ending balance, shares at Dec. 31, 2004		54,455
Warrants issued on conversion of bridge loan	425,000			425,000
Warrants issued on conversion of bridge loan, shares
Issued on reorganization	9,496,690	844			9,495,846
Issued on reorganization, shares		844,173
Issued on conversion of debt	2,777,144	247			2,776,897
Issued on conversion of debt, shares		246,864
Issued for cash, net of costs, shares		3,308,789
Issued for cash on exercise of stock options, shares		12,054
Issued for cash on exercise of stock options	33,146	12			33,134
Issued for cash, net of costs	36,465,348	3,309			36,462,039
Issued for cash on exercise of warrants	1,220				1,220
Issued for cash on exercise of warrants, shares		108
Warrants expired	171,640
Foreign currency translation adjustment						171,640
Net loss	(8,913,249)						(8,913,249)
Ending balance at Dec. 31, 2005	29,385,947	4,466		425,000	50,425,506	(1,133,266)	(20,335,759)
Ending balance, shares at Dec. 31, 2005		4,466,443
Stock based compensation	201,989				201,989
Issued for cash on exercise of stock options, shares		1,705
Issued for cash on exercise of stock options	4,677	2			4,675
Net loss	(14,588,786)						(14,588,786)
Ending balance at Dec. 31, 2006	15,003,827	4,468		425,000	50,632,170	(1,133,266)	(34,924,545)
Ending balance, shares at Dec. 31, 2006		4,468,148
Issued for cash, net of costs, shares		888,914
Stock based compensation	243,340				243,340
Issued for cash on exercise of stock options, shares		13,748
Issued for cash on exercise of stock options	31,203	14			31,189
Issued for cash, net of costs	9,977,557	889			9,976,668
Net loss	(16,761,805)						(16,761,805)
Ending balance at Dec. 31, 2007	8,494,122	5,371		425,000	60,883,367	(1,133,266)	(51,686,350)
Ending balance, shares at Dec. 31, 2007		5,370,810
Issued for cash, net of costs, shares		2,014,365
Stock based compensation	186,578				186,578
Issued for cash on exercise of stock options, shares		1,159
Issued for cash on exercise of stock options	2,662	2			2,660
Issued for cash, net of costs	22,566,293	2,014			22,564,279
Issued for cash	4,499	1			4,498
Issued for cash, shares		1,334
Issued for cash, restricted stock	13,501		4		13,497
Issued for cash, restricted stock, shares			4,000
Net loss	(14,028,617)						(14,028,617)
Ending balance at Dec. 31, 2008	17,239,038	7,388	4	425,000	83,654,879	(1,133,266)	(65,714,967)
Ending balance, shares at Dec. 31, 2008		7,387,668	4,000
Stock based compensation	200,522				200,522
Issued for cash on exercise of stock options, shares		1,432
Issued for cash on exercise of stock options	3,473	1			3,472
Restricted stock transferred to common stock	0	1	(1)
Restricted stock transferred to common stock, shares		1,333	(1,333)
Warrants issued on signing of loan agreement	9,333			9,333
Warrants issued on signing of loan agreement, shares
Net loss	(10,022,979)						(10,022,979)
Ending balance at Dec. 31, 2009	7,429,387	7,390	3	434,333	83,858,873	(1,133,266)	(75,737,946)
Ending balance, shares at Dec. 31, 2009		7,390,433	2,667
Issued for cash, net of costs, shares		2,877,777
Stock based compensation	169,424				169,424
Issued for cash on exercise of stock options, shares		423
Issued for cash on exercise of stock options	1,435				1,435
Issued for cash, net of costs	14,827,612	2,878			14,824,734
Restricted stock transferred to common stock	(1)	1	(2)
Restricted stock transferred to common stock, shares		1,334	(1,334)
Warrants expired				(425,000)	425,000
Warrants expired, shares April 30,2010
Net loss	(10,814,788)						(10,814,788)
Ending balance at Dec. 31, 2010	11,613,069	10,269	1	9,333	99,279,466	(1,133,266)	(86,552,734)
Ending balance, shares at Dec. 31, 2010		10,269,967	1,333
Issued for cash, net of costs, shares		959,261
Stock based compensation	114,089				114,089
Issued for cash, net of costs	4,992,861	960			4,991,901
Restricted stock transferred to common stock		1	(1)
Restricted stock transferred to common stock, shares		1,333	(1,333)
Net loss	(14,159,754)						(14,159,754)
Ending balance at Dec. 31, 2011	2,560,265	11,230		9,333	104,385,456	(1,133,266)	(100,712,488)
Ending balance, shares at Dec. 31, 2011	11,230,561	11,230,561
Exchange of preferred Stock Class A for Series A		1,240,216
Issued for cash, net of costs, shares		1,202,276
Stock based compensation	3,210				3,210
Issued for cash on exercise of stock options, shares	107	107
Issued for cash on exercise of stock options	240				240
Issued for cash, net of costs	5,925,265	1,203			5,924,062
Investor note converted to common stock	6,842,144	1,240			6,840,904
Conversion of warrant liability and issuance of warrants	1,073,860			1,073,860
Beneficial conversion option	1,355,523				1,355,523
Net loss	(10,908,727)						(10,908,727)
Ending balance at Dec. 31, 2012	6,851,780	13,673		1,083,193	118,509,395	(1,133,266)	(111,621,215)
Ending balance, shares at Dec. 31, 2012	13,673,160	13,673,160
Stock based compensation	4,276				4,276
Net loss	(2,958,151)						(2,958,151)
Ending balance at Mar. 31, 2013	$ 3,897,905	$ 13,673		$ 1,083,193	$ 118,513,671	$ (1,133,266)	$ (114,579,366)
Ending balance, shares at Mar. 31, 2013	13,673,160	13,673,160

Consolidated Statement of Stockholders' Equity (Parenthetical)	12 Months Ended												13 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CAD	Dec. 31, 2005 USD ($)	Dec. 31, 2002 USD ($)	Dec. 31, 2002 CAD	Dec. 31, 2001 USD ($)	Dec. 31, 2001 CAD	Dec. 31, 2000 USD ($)	Dec. 31, 2000 CAD
Issued for cash, stock issuance costs	$ 837,280	$ 24,823	36,875	$ 172,389	$ 94,702	$ 24,823	36,875	$ 757,523	$ 61,388	96,040	$ 45,156	69,933	$ 24,823	36,875

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Operating activities
Net loss	$ (2,958,151)	$ (2,029,617)	$ (10,908,727)	$ (14,159,754)	$ (111,621,215)	$ (114,579,366)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation	47,588	85,965	411,621	441,687	4,674,230	4,721,818
Accretion on preferred stock					1,475,853	1,475,853
Non-cash stock-based compensation expense	4,276	802	3,210	114,089	1,119,152	1,123,428
Gain on settlement of preferred stock					(1,562,689)	(1,562,689)
Loss on disposal of property and equipment	13,727	13,872	83,077	573,583	772,086	785,813
Non-cash financing costs	7,733	366,917	4,193,438	68,655	4,696,426	4,704,159
Changes in operating assets and liabilities
Other receivables	1,884,109	953,258	(782,599)	(790,747)	(2,000,357)	(116,248)
Prepaid expenses and deposits	47,997	(45,740)	(102,076)	148,821	(148,275)	(100,278)
Other current assets	(440,000)					(440,000)
Restricted cash	(300,001)					(300,001)
Other assets	(63,109)		(47,220)	20,480	(105,805)	(168,914)
Accounts payable	(101,786)	(312,858)	198,156	(729,309)	699,866	598,075
Accrued liabilities	747,494	30,292	290,605	(287,749)	1,204,034	1,951,424
Deferred revenue	(153,846)		1,692,308		1,692,308	1,538,462
Cash used in operating activities	(1,263,969)	(937,109)	(4,968,207)	(14,600,244)	(99,104,495)	(100,368,464)
Investing activities
Purchase of property and equipment		(14,955)	(35,752)	(380,299)	(7,337,998)	(7,337,998)
Proceeds on disposals of property and equipment	29,976	5,014	61,918	287,270	395,388	425,364
Cash provided by (used in) investing activities	29,976	(9,941)	26,166	(93,029)	(6,942,610)	(6,912,634)
Financing activities
Proceeds from issuance of common stock and on options exercised		240	6,763,043		8,515,281	8,515,281
Proceeds from issuance of warrants			242	258	500	500
Proceeds from issuance of preferred stock				5,000,000	102,157,702	102,157,702
Payment of share issuance costs			(837,280)	(7,397)	(1,891,734)	(1,891,734)
Proceeds from loans payable		77,116	5,423,390	2,576,610	17,898,295	17,898,295
Repayments of capital lease obligation					(163,242)	(163,242)
Repayments of loans payable	(300,000)			(49,434)	(9,735,054)	(10,035,054)
Cash (used in) provided by financing activities	(300,000)	77,356	11,349,395	7,520,037	116,781,748	116,481,748
Effect of foreign exchange rate changes	(3,626)	(1,576)	13,876	1,217	(1,086,635)	(1,090,261)
Net change in cash	(1,537,619)	(871,270)	6,421,230	(7,172,019)	9,648,008	8,110,389
Cash and cash equivalents, beginning of period	9,648,008	3,226,778	3,226,778	10,398,797
Cash and cash equivalents, end of period	8,110,389	2,355,508	9,648,008	3,226,778	9,648,008	8,110,389
Supplemental disclosure of cash flow information
Interest paid	38,164		63,566	10,601	1,043,816	1,081,980
Income taxes paid			71,851	17,121	172,451	172,451
Property and equipment purchased under capital lease					449,744	449,744
Preferred stock issued on conversion of debt					5,337,417	5,337,417
Capital expenditure incurred but not paid
Common Stock
Supplemental disclosure of cash flow information
Common stock issued on conversion of debt			$ 6,842,144		$ 6,842,144	$ 6,842,144

Nature of Business and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature of Business and Liquidity
1.	Nature of Business and Liquidity

Celator Pharmaceuticals, Inc. (“Celator” or the “Company”) is a development stage company focused on new therapeutic products for cancer treatment using proprietary technology that recognizes and controls the delivery of efficacious fixed ratios of drug combinations to tumor sites.

The Company has incurred recurring losses and negative cash flows from operations since inception. As of March 31, 2013, the Company had an accumulated deficit of $114,579,366. The Company expects operating losses and negative cash flows to continue for the foreseeable future until such time, if ever, that it can generate significant revenues from its product candidates currently in development. In April 2013, the Company raised $29.6 million of net proceeds from a private placement (See Note 11).

The Company is subject to those risks associated with any specialty pharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants.

1.	Nature of Business and Liquidity

Celator Pharmaceuticals, Inc. (“CPI” or the “Company”) is a development stage company developing new therapeutic products for cancer treatment using proprietary technology that recognizes and controls the delivery of efficacious fixed ratios of drug combinations to tumor sites.

The Company has incurred recurring losses and negative cash flows from operations since inception. As of December 31, 2012, the Company had accumulated a deficit of $111,621,215. The Company expects operating losses and negative cash flows to continue for the foreseeable future until such time, if ever, that it can generate significant revenues from its product candidates currently in development. Management estimates that current cash and cash equivalents are sufficient to sustain planned operations through the middle of the first quarter of 2014. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. There is no assurance that such financing will be available when needed or on acceptable terms. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Management is currently evaluation different strategies to obtain the required funding of future operations. These strategies may include, but are not limited to: sales of equity securities, collaboration or licensing agreements with third parties, and/or borrowing of debt. There can be no assurance that these future funding efforts will be successful.

The Company is subject to those risks associated with any specialty pharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

The accompanying unaudited consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the consolidated financial statements and notes included in Company’s Annual Report on Form 10-K for the year ended December 31, 2012. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles (“GAAP”) have been omitted.

In the opinion of management of the Company, the interim consolidated financial statements reflect all adjustments considered necessary for a fair presentation of the financial position, operating results and cash flows of the interim periods. All such adjustments are of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year.

Basis of consolidation: The consolidated financial statements include the accounts of Celator and its wholly-owned subsidiaries, Celator Pharmaceuticals Corp. (“CPC”) and Celator UK Ltd. All intercompany transactions have been eliminated.

Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. Significant areas requiring management estimates in the preparation of these consolidated financial statements include, among other things, assessment of other receivables, accrued liabilities, impairment and amortization of property and equipment, valuation allowance for deferred income taxes, valuation of stock-based compensation and contingencies.

New Accounting Pronouncement: In March 2013, the Financial Accounting Standards Board (“FASB”) issued an amendment to the accounting guidance on foreign currency matters in order to clarify the guidance for the release of cumulative translation adjustment. The guidance is effective for interim and annual periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance will have a material impact on its consolidated financial statements.

2.	Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars. The following is a summary of significant accounting policies used in the preparation of these consolidated financial statements.

Basis of consolidation: The consolidated financial statements include the accounts of CPI and its wholly-owned subsidiaries, Celator Pharmaceutical Corp. (“CPC”) and Celator UK Ltd. All intercompany transactions have been eliminated.

Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. Significant areas requiring management estimates in the preparation of these consolidated financial statements include, amongst other things, assessment of other receivables, accrued liabilities, impairment and amortization of property and equipment, valuation allowance for deferred income taxes, valuation of stock-based compensation, warrants and contingencies.

Foreign currency translation and transactions: The functional currency of the Company and its foreign subsidiary is the U.S. dollar. As such, monetary assets and liabilities of the Company’s operation denominated in a currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate prevailing as at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date. Expenses are translated at the average exchange rates prevailing during the year, with the exception of amortization which is translated at historical cash and cash equivalents exchange rates. Exchange gains and losses on translation are included in operations.

Cash and cash equivalents: The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The carrying amount of cash equivalents approximates its fair value due to its short-term nature. The Company had $9.1 million in short-term money market accounts as of December 31, 2012.

Property and equipment: Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line depreciation method as follows:

Computer equipment	4 years
Furniture and office equipment	7 years
Laboratory equipment	10 years
Capital lease equipment and Leasehold improvements	Lesser of useful life or term of lease

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. The Company reviews property and equipment to assess recoverability from future operations whenever events and circumstances indicate that the carrying value may not be recoverable. Impairment losses are recognized in operating results when expected undiscounted future cash flows are less than the carrying value of the assets used or disposed of by sale. If impairment is indicated, the asset value is written down to its fair value.

Research and development: Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, payroll taxes, employee benefits, materials, supplies, maintenance of research equipment, costs related to research collaboration and licensing agreements, the cost of services provided by outside contractors, including services related to the Company’s clinical trials, clinical trial expenses, the full cost of manufacturing drug for use in research, preclinical development, and clinical trials. All costs associated with research and development are expensed as incurred.

Research collaboration funding: The Company has research and development agreements where the Company receives funding when it achieves certain agreed upon milestones such as meeting clinical trial objectives or patient enrollment. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 605-28-25-2, Milestone Method-Recognition milestones considered substantive and that related solely to past Company performance and do not have any remaining deliverables associated with them are recognized as revenue when earned. Income derived from these arrangements is shown gross of research and development expenses on the consolidated statement of loss and comprehensive loss.

Stock-based compensation: Stock based compensation transactions are recognized as compensation expense in the consolidated statement of loss and comprehensive loss based on their fair values on the date of the grant, with the compensation expense recognized over the period in which a grantee is required to provide service in exchange for the award.

The Company estimates the fair value of options granted using the Black-Scholes option valuation model. This estimate uses assumptions regarding a number of inputs that required the Company to make significant estimates and judgments. Because the Company does not have publicly traded common stock the expected volatility assumption was based on industry peer information.

Warrants: The estimated fair value of warrants is determined by using the Black-Scholes pricing model with assumptions for risk free interest rates, dividend yields, volatility factors and the contractual life of the warrants.

Loss per share: Income (loss) per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share would be calculated, if the Company had positive net earnings, to give effect to the potential dilution that if secured or other contracts to issue common stock were exercised or converted to common stock using the treasury stock method. The treasury stock method assumes that proceeds received from the exercise of stock options and warrants are used to repurchase common stock at the prevailing market rate.

Income taxes: The Company accounts for income taxes using ASC 740 Income Taxes. ASC 740 Income Taxes is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. In estimating future tax consequences, ASC 740 generally considers all expected future events other than enactments of and changes in the tax law or rates. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized. Valuation allowances are provided if, considering available evidence, it is more likely than not that the deferred tax assets will not be realized. ASC 740 clarifies the criteria that must be met prior to recognition of the financial statement benefit of a position taken in a tax return. ASC 740 provides a benefit recognition model with a two-step approach consisting of “more-likely-than-not” recognition criteria, and a measurement attribute that measures a given tax position as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. ASC 740 also requires the recognition of liabilities created by differences between tax positions taken in a tax return and amounts recognized in the financial statements.

Investment tax credits relating to scientific research and experimental development are accounted for in operations. To the extent there is reasonable assurance the credits will be realized, they are recorded in the period the related expenditure is made as a reduction of current operating expenses (tax recovery).

Fair value of financial instruments: The carrying values of certain Company’s financial instruments, including cash equivalents, restricted cash, other receivables, accounts payable and loans payable approximate fair value due to their short maturities.

ASC 820 Fair Value Measurements defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, such as: quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

ASC 820, Fair Value Measurements requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	—	—

December 31, 2011
Assets:
Money Market Fund	$1,653,864	$1,653,864	—	—
Liabilities:
Warrant Liability	$549,317	—	—	$549,317

The reconciliation of the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

January 1, 2011	$—
Issuance of warrants	549,317

December 31, 2011	549,317
Issuance of warrants	513,809
Reclassification to equity	(1,063,126)

December 31, 2012	$—

Segment reporting: The Company operates within one reportable segment and presents geographic results of its United States and Canadian operations. Intersegment transactions and balances have been eliminated in the preparation of the segmental analysis note.

Reverse stock split: On August 28, 2012, the Company’s board of directors and stockholders approved an amendment to the Company’s certificate of incorporation which provided for a 18.7495-to-1 reverse stock split of the outstanding common stock and Series A, B, C and D convertible preferred stock (collectively, “Capital Stock”), which became effective on August 28, 2012. Accordingly, (i) every 18.7495 shares of capital stock have been combined into one share of new common stock, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock has been proportionately decreased on an 18.7495-to-1 basis, (iii) the exercise price for each outstanding option and warrant to purchase capital stock has been proportionately increased on an 18.7495-to-1 basis. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 18.7495-to-1 reverse stock split.

Adjustment to Balance Sheet and Statement of Cash Flows: The Company has determined that the money market accounts previously included in short term investments should have been included in cash and cash equivalents at December 31, 2011 and 2010. The adjustment resulted in a $1,653,864 and $3,801,484 increase in cash and cash equivalents as of December 31, 2011 and 2010, respectively. In addition, the sales and purchases of short term investments previously included within net cash provided by/ (used in) investing activities should have been included as cash and cash equivalents. This adjustment resulted in cash provided by investing activities being overstated by $2,147,620 for the year ended December 31, 2011 and had no impact on any amounts on the consolidated statements of loss and comprehensive loss. The Company believes that the impact of these adjustments is not material to the Company’s financial position, results of operations or liquidity for the year ended December 31, 2011.

Recent accounting standards: In May 2011, the FASB issued amendments to disclosure requirements for common fair value measurement. These amendments, effective for the interim and annual periods beginning on or after December 15, 2011, provide common definitions of fair value and common fair value measurements and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Consequently, the amendments change some fair value measurement principles and disclosure requirements. The adoption of this amended accounting guidance did not have a material impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB issued amendments to disclosure requirements for the presentation of comprehensive income. This guidance, effective retrospectively for the interim and annual periods beginning on or after December 15, 2011 requires the presentation of total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company early adopted this amendment on January 1, 2011. The adoption of this amended accounting guidance did not have a material impact on the Company’s consolidated financial position and results of operations.

In July 2012, FASB issued amendments to accounting guidance relating to the testing of indefinite-lived intangible assets for impairment. The new guidance, effective for annual and interim impairment tests of indefinite-lived intangible assets performed for fiscal years beginning after September 15, 2012 (early adoption is permitted), provides an entity with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The amendments also enhance the consistency of impairment testing guidance among long-lived asset categories by permitting an entity to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. The adoption of this amended accounting guidance is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Receivables
4.	Other Receivables

Other receivables as of March 31, 2013 and December 31, 2012, consist of the following:

	March 31, 2013	December 31, 2012
Receivables related to the sale of New Jersey net operating losses	$—	$1,363,559
Receivables related to value added tax recovery	95,910	95,910
Receivables related to the Leukemia & Lymphoma Society funding	—	500,000
Other receivables	19,642	40,888

	$115,552	$2,000,357

3.	Other Receivables

Other receivables as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Receivables related to the sale of net operating losses	$1,363,559	$991,982
Receivables related to value added tax recovery	95,910	94,361
Receivables related to the LLS funding (see Note 11)	500,000	—
Other receivables	40,888	131,415

	$2,000,357	$1,217,758

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment
6.	Property and Equipment

Property and equipment as of March 31, 2013 and December 31, 2012 including assets held under capital lease, consists of the following:

	March 31, 2013	December 31, 2012
Computer and equipment	$103,858	$103,858
Furniture and office equipment	145,499	145,499
Laboratory equipment	1,779,188	1,779,188
Capital lease equipment	155,520	155,520
Leaseholds	73,060	73,060

	2,257,125	2,257,125
Less: Accumulated depreciation	(1,059,688)	(1,012,100)

	$1,197,437	$1,245,025

During the three months ended March 31, 2013 and March 31, 2012, depreciation and amortization expense was $47,588 and $85,965 respectively.

In February 2012, the Company closed a laboratory in Canada and consigned certain property and equipment for sale with net book value of $507,622. At March 31, 2013 and December 31, 2012, the net book values of the remaining consigned equipment were $207,566 and $251,269, respectively, and consisted solely of scientific equipment which is presented as assets held for sale on the consolidated balance sheet.

During three months ended March 31, 2013 assets held for sale with a net book value of $43,703 were sold for proceeds of $29,976 resulting in a loss on disposal of $13,727.

4.	Property and Equipment

Property and equipment as of December 31, 2012 and 2011, including assets held under capital lease, consists of the following:

	2012	2011
Computer and equipment	$103,858	$135,003
Furniture and office equipment	145,499	312,684
Laboratory equipment	1,779,188	3,198,697
Capital lease equipment	155,520	279,277
Leaseholds	73,060	305,109

	2,257,125	4,230,771
Less: Accumulated depreciation	(1,012,100)	(2,213,501)

	$1,245,025	$2,017,270

During the years ended December 31, 2012 and 2011, depreciation and amortization expense was $411,621, which included $78,758 of impairment loss, and $441,687 respectively.

During 2012 and 2011, assets with a net book value of $144,997 and $860,853 were sold for proceeds of $61,918 and $287,270, resulting in a loss on disposal of $83,077 and $573,583, respectively.

In February 2012, the Company closed a laboratory and consigned certain property and equipment for sale with net book value of $507,622. At December 31, 2012, the net book value of the remaining consigned equipment was $251,269, and consists solely of scientific equipment which is presented as assets held for sale on the consolidated balance sheet.

Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities
7.	Accrued Liabilities

Accrued liabilities as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Accrued bonuses	$477,350	$458,177
Accrued salaries and vacation	446,221	198,817
Accrued professional fees	120,819	265,802
Accrued clinical trial expenses	395,017	188,057
Accrued drug manufacturing expenses	467,283	—
Accrued trade payables other	31,176	84,145

	$1,937,866	$1,194,998

5.	Accrued Liabilities

Accrued liabilities as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Accrued bonuses	$458,177	$453,929
Accrued salaries and vacation	198,817	195,436
Accrued professional fees	265,802	143,318
Accrued trade payables	272,202	111,710

	$1,194,998	$904,393

Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
6.	Loans Payable

Long-term debt as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Related Party Loan	$—	$2,105,241
Bank Loan	3,000,000	—

Total loans payable	3,000,000	2,105,241
Less: Current portion of loans payable	(1,200,000)	(2,105,241)

Loans payable, less current portion	$1,800,000	$—

Related Party Loan

In December 2011, certain of the Company’s existing investors purchased $2,576,610 of Convertible Promissory Notes (the “Notes”) pursuant to a Note and Warrant Purchase Agreement (the “Note Agreement”) under which $2,423,390 of additional Notes could be purchased for a total $5,000,000. The Notes bore interest at 8% compound annually and were due upon the earlier of a) a Sale Transaction (as defined in the Note Agreement), b) a liquidation or winding up of the Company or c) on demand of the holders of at least a majority of the principal amount outstanding under the Notes made any time after July 1, 2012. The Notes and accrued interest automatically convert upon a Qualified Financing (as defined in the Note Agreement) at a conversion price equal to the price per share of the securities sold in the Qualified Financing. Prior to a Qualified Financing, the Notes and accrued interest were convertible into shares of the Company’s previously outstanding Series D Preferred Stock (“Series D”) at $5.21 per share upon written notice of holders of at least a majority of the principal outstanding under the Notes.

The Company issued warrants to purchase 123,585 shares of Series D at $5.21 per share with a contractual life of 7 years in connection with the December 2011 Note purchase. The estimated fair value of the warrants of $549,317 was recorded as an original issue discount that was netted against the carrying value of the Notes and was amortized to interest expense using the effective interest method. During 2011, the Company recognized $68,655 of interest expense. Upon a Qualified Financing, the number and exercise price of the warrants would be adjusted based on the price of the securities sold in the Qualified Financing such that the fair value of the adjusted warrant would equal the fair value of the original warrant. Given the warrants were adjustable for a variable number of equity instruments for a fixed monetary amount, the warrants were initially recorded as a liability based on ASC Topic 480: Distinguishing Liabilities from Equity.

Under the Note Agreement, a portion of the remaining Notes were considered Preference Notes that contained the same terms and conditions as the Notes, but provided that in addition to the repayment of the outstanding principal, an additional return payment of four times the original principal balance of the Preference Note was required. During 2012, investors purchased the remaining $2,423,390 of Notes, of which $423,390 were Preference Notes. In conjunction with the purchase of the remaining Notes in 2012, the Company issued an additional 116,236 warrants with the same terms as the December 2011 warrants which had an estimated fair value of $513,809 which was recorded as original issue discount.

In August 2012, immediately prior to the closing of the Company’s private placement of common stock (see note 7), the $5,000,000 of Notes and accrued interest of $148,584 were converted into 915,304 shares of common stock using the conversion price of $5.625 per share which was equal to the common stock offering price in the private placement. The four time additional return on the Preference Notes of $1,693,560 was converted into 324,912 shares of common stock using a conversion price of $5.21 per share per the Omnibus Agreement, which was lower than the common stock offering price in the private placement. The four time additional return of $1,693,560 was recorded as additional interest expense. In addition, the Company recorded $994,471 of interest expense during 2012 for amortization of the remaining original issue discount.

After considering the allocation of the gross proceeds between the fair value of the warrants and the Notes, the Notes contained a contingent beneficial conversion option as the effective conversion price of the Notes was below the price paid by new investors in the private placement. The value of the contingent beneficial conversion option of $1,221,452 was recorded as additional interest expense with a corresponding increase to additional paid in capital. In addition, an incremental beneficial conversion option of $134,071 was recorded as the four time additional return on Preference Notes converted at a lower price per share than was used for the Notes which was recorded as additional interest expense with a corresponding increase to additional paid in capital.

Upon the conversion of the Notes into common stock, the $1,063,126 carrying value of the warrants (which became warrants to purchase common stock) were reclassified from a liability to stockholders’ equity as the number of shares exercisable under the warrants became fixed and no longer subject to adjustment for a fixed monetary amount.

Subsequent to the original issuance of the December 31, 2011 consolidated financial statements, management identified a material error with regards to the classification and valuation of warrants issued in connection with the December 2011 Notes. The correction of the material error resulted in the reclassification of $77,005 from warrants to warrant liability and an additional amount accrued to warrant liability of $472,312 in connection with a valuation error. In addition, interest expense in the consolidated statement of loss and comprehensive loss decreased by $8,450, which represented the change in accretion of the warrant discount in connection with the Notes. There was no material impact to net loss attributable to common stockholders, basic and diluted EPS, and the consolidated statement of cash flows.

Bank Loan

In June 2012 the Company entered in to a Loan and Security Agreement with a bank under which the Company can draw up to $3,000,000 until December 15, 2012. In June 2012 the Company borrowed $1,000,000 and in August 2012, the Company borrowed the remaining available balance of $2,000,000. The loan bears interest at a rate of 5.5%, with interest only payable for the first six months until December 15, 2012, after which monthly payments of principal and interest are due for a thirty month period.

In connection with this loan, a lien has been placed on scientific equipment with a net book value of $1.2 million. In connection with the loan, the Company issued warrants to purchase 17,267 shares of common stock at an exercise price of $ 5.21 per share. The estimated fair value of the warrants of $10,487 was expensed to non-cash financing costs with a corresponding credit to warrants. The Company estimated the fair value of the warrants using the Black Scholes model with a risk-free rate of 0.5%, dividend yield of 0%, volatility of 88% and a contractual life of 7 years.

Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Based Compensation
8.	Stock Based Compensation

There were no options issued during the three months ended March 31, 2013.

The stock-based compensation expense for the three months ended March 31, 2013 and March 2012 was $4,276 and $802, respectively.

The Company amortizes the grant-date fair value of the stock options on a straight-line basis over the applicable requisite service periods of the awards, which is generally the vesting period. At March 31, 2013, the total compensation cost related to non-vested awards not yet recognized and weighted average period over which it will be recognized was $2,518 and 1.0 years, respectively.

7.	Stockholders’ Equity

Private Placement

In August 2012, the Company commenced a private placement of its common stock and through the balance of 2012 sold 1,202,276 shares of common stock at $5.625 per share resulting in net proceeds of $5,925,523 after deduction issuance costs of $837,280.

Stock Options

In 2005, the Company adopted the Celator Pharmaceuticals, Inc. 2005 Equity Incentive Plan (the “Plan”). The Plan was most recently amended on July 7, 2008. At December 31, 2012, 213,618 stock options remain available to be granted. The Company has reserved shares of its common stock to permit exercise of options in accordance with the terms of the Plan. The Plan has two separate programs; the discretionary option grant program providing for the granting of both incentive and non-qualified stock options, as defined by the Internal Revenue Code; and the discretionary stock award program, under which shares may be issued, either for consideration or for no consideration are subject to restrictions or conditions.

Options granted under the Plan may be incentive stock options or non-qualified stock options. Incentive stock options may only be granted to employees. The board of directors, or a committee of the board of directors appointed to administer the Plan, determines the period over which options become exercisable and the conditions under which stock awards are granted and become vested.

Under the terms of the stock option agreement, unvested options may be exercised into restricted stock that the Company is under no obligation to repurchase. During 2008, an option holder exercised 4,000 options into restricted common stock. Restricted stock transferred into unrestricted common stock under the same terms as the vesting of the stock options which were exercised.

The following table summarizes the activity of the Company’s stock option plans for the years ended December 31, 2012 and 2011:

	Number of options	Exercise price
January 1, 2011	1,010,619	$2.62
Granted	214	1.12
Exercised	—	—
Cancelled	(18,204)	1.41

December 31, 2011	992,629	$2.57
Granted	—	—
Exercised	(107)	2.25
Cancelled	(185,734)	2.74

December 31, 2012	806,788	$2.52

Exercisable at December 31, 2012	792,538	$2.53

The following table summarizes the stock options outstanding and exercised at December 31, 2012:

Range of exercise price	Number outstanding	Average exercise price	Remaining contractual life	Number exercisable	Average exercise price
$1.12	12,645	$1.12	7.7 years	7,377	$1.12
2.25-2.81	659,794	2.37	2.1 years	650,812	2.37
3.37	134,349	3.37	4.0 years	134,349	3.37

	806,788	$2.52	3.2 years	792,538	$2.53

The weighted average grant date fair value of stock options granted in the year ended December 31, 2011 was $0.56 using the following assumptions with the Black-Scholes model:

2011
Volatility	88%
Risk free interest rate	0.5%-2.0%
Annual forfeiture rate	6%
Dividend yield	0%
Expected life (years)	4

There were no options issued in 2012.

The Company amortizes the fair value of the stock options on a straight-line basis over the applicable requisite service periods of the awards, which is generally the vesting period. At December 31, 2012, the total compensation cost related to non-vested awards not yet recognized and weighted average period over which it will be recognized was $14,752 and 1.0 years, respectively.

A summary of unvested awards activity during the year ended December 31, 2012 is as follows:

Nonvested Options	Number	Aggregate exercise price
January 1, 2012	71,944	$87,653
Granted	—	—
Vested	(57,060)	(72,546)
Forfeited	(633)	(355)

December 31, 2012	14,251	$14,752

The stock-based compensation expense for the years ended December 31, 2012 and 2011 was $3,210 and $114,089, respectively.

Warrants

The following table summarizes the warrants outstanding to purchase common stock at December 31, 2012:

	Number of Warrants	Exercise Price	Issue Date	Term
Comerica Bank	12,445	$11.25	March 2009	7 years
Series A, B, C & D Investors	123,585	$5.21	December 2011	7 years
Investor	3,700	$5.21	February 2012	6 years
Square 1 Bank	17,267	$5.21	June 2012	7 years
Series A, B, C & D Investors	112,536	$5.21	August 2012	7 years

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

8. Income Taxes

Loss before income taxes consisted of the following:

	2012	2011
Domestic	$(10,035,313)	$(10,498,950)
Foreign	(2,236,973)	(4,635,665)

Total	$(12,272,286)	$(15,134,615)

A reconciliation of the Statutory United States federal income tax rate to the Company’s effective rate and for December 31, 2012 and 2011 is as follows:

	2012	2011
Loss before income taxes	$(12,272,286)	$(15,134,615)
	34%	34%
US federal statutory tax rate	4,172,577	5,145,769
State, net of federal rate	613,614	756,730
Permanent differences	(1,344,421)	(158,456)
Research and development tax credits	(3,559,200)	—
Other	321,181	—
Change in valuation allowances	1,159,808	(4,769,182)

	$1,363,559	$974,861

In 2012 and 2011, the Company was approved to sell New Jersey net operating loss carryforwards (“NOLS”) under the New Jersey Technology Business Tax Certificate Transfer Program, which resulted in the recognition of an income tax benefit of $1,363,559 and $991,982, respectively.

Deferred income taxes reflect the tax effects of temporary differences between the basis of assets and liabilities recognized for financial reporting purposes and tax purposes, and net operating loss and tax credit carry forwards. Significant components of the Company’s total deferred tax asset as of December 31, 2012 and 2011 are as follows:

	2012	2011
Net operating loss carry forwards	$35,362,944	$32,835,034
Research and development expenditures	3,884,379	6,500,969
Accrued expenses and other	(12,005)	164,997
Property and equipment	(19,995)	(68,479)
R&D investment tax credits carryforwards	547,716	1,490,326

Deferred tax assets	$39,763,039	$40,922,847
Deferred tax asset valuation allowance	$(39,763,039)	$(40,922,847)

	$—	$—

The valuation allowance for deferred tax assets as of January 1, 2012 was $40,922,847. The net change in the total valuation allowance was a decrease of $1,159,808 in 2012. The valuation allowance at December 31, 2012 was primarily related to R&D investment tax credits carryforwards and expenditures, federal and state net operating loss carryforwards that, in the judgment of management, are not more-likely-than-not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. During 2012, the Company adjusted the cumulative deferred tax assets for research and development expenditures and R&D investment tax credits carry forwards through the current year provision and offset by the valuation allowance.

At December 31, 2012, the Company had net operating loss carryforwards for Federal income tax purposes of $99,332,327 which are available to offset future Federal taxable income, if any, through 2023. The Company has net operating loss carryforwards for state income tax purposes of $31,799,470 which are available to offset future state taxable income through 2030.

At December 31, 2012 and 2011, the Company had Canadian federal and British Columbia investment tax credits of approximately $524,629 and $716,436 and $23,087 and $42,866, respectively, available to reduce taxes payable through 2030 and 2022, respectively. The Company has no Canadian tax loss carry forwards.

Geographic Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographic Segment Information
9.	Geographic Segment Information

The Company operates in the United States and Canada. The Company’s CPX-351 clinical trial materials are manufactured by a third party using the Company’s equipment located in Germany. Geographic net loss information is based on the location whereby the expenses were incurred. The geographic information about total assets is based on the physical location of the assets.

	Total Assets
	March 31, 2013	December 31, 2012
United States	$8,854,343	$11,578,590
Canada	710,802	717,250
Germany	1,106,257	1,143,104

Total Assets	$10,671,402	$13,438,944

	Net Loss
	Three months ended
	March 31
	2013	2012
United States	$(2,023,838)	$(1,390,375)
Canada	(934,313)	(639,242)

Total Net Loss	$(2,958,151)	$(2,029,617)

9.	Geographic Segment Information

The Company operates in the United States and Canada. Geographic net loss information is based on the location whereby the expenses were incurred. The geographic information about total assets is based on the physical location of the assets.

	Total Assets
	2012	2011
United States	$11,578,590	$3,052,317
Canada	717,250	2,277,865
Germany	1,143,104	1,290,489

Total Assets	$13,438,944	$6,620,671

	Net Loss
	2012	2011
United States	$(8,537,683)	$(10,498,950)
Canada	(2,236,973)	(3,660,804)

Total Net Loss	$(10,774,656)	$(14,159,754)

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
10.	Commitments and Contingencies

In February 2013, the Company renewed its office lease agreements for office space in Vancouver, British Columbia, effective April 1, 2013 which expires in June 2016. The Company’s lease commitment is $226,000.

In March 2013, the Company entered into an office lease agreement for office space in Ewing, New Jersey which is expected to commence in June 2013 with a term of sixty months. The Company’s lease commitment is $643,000.

Under the Ewing, New Jersey lease agreement, the Company will be obligated to maintain a letter of credit from a bank with respect to its security deposit obligations in the amount of $250,000 during the first year of the Agreement, which amount will be reduced by $50,000 per year on each of December 1, 2014, 2015 and 2016 and by $75,000 on December 1, 2017, which amounts are subject to adjustment to lower amounts upon completion of a qualified financing. As discussed in Note 11, the Company completed a private placement in April 2013 which qualifies as a qualified financing. The security deposit obligation will be reduced to $200,000 during the first year of Agreement, which amount will be reduced by $40,000 per year on each of December 1, 2014, 2015, and 2016 and by $60,000 on December 1, 2017.

The Company has a worldwide exclusive license agreement with Princeton University dated June 2007 that provides the Company with exclusive rights to some aspects of its nanoparticle polymer technology arising from research sponsored by the Company at Princeton University between 2003 and 2007. These inventions are generally characterized as particulate constructs for release of active agents for medical application. Of the products currently in Celator’s pipeline, only the hydrophobic docetaxel prodrug nanoparticle (HDPN) formulation is subject to this agreement. The Company is obligated to pay a royalty on net sales to Princeton University of a low single-digit percentage if any invention is sold by the Company or a company to which the product covered by the invention was licensed by the Company, which was generated under the exclusive licensing agreement. No royalty or other product/sub-license-related payments have been made to date. The Company is obligated to provide Princeton University a percentage within the range of 45% to 55% of proceeds obtained from a sub-license of the intellectual property to a third party in cases where the Company has not conducted any research or development activities and is solely licensing out the original intellectual property jointly developed by the Company and Princeton University. The Company may terminate the agreement at any time by giving 90 days written notice to Princeton University. Princeton may terminate the agreement if the Company should breach or fail to perform under the agreement, with written notice of default provided by Princeton University to the Company and only if the Company fails to cure the default within 60 days. The Company is obligated under the agreement to provide an annual progress report to Princeton University on any developments of the licensed technology as well as prosecution of the patents covering the technology and the use of commercially reasonable efforts to develop licensed products.

The Company has a collaborative research agreement dated May 2001 with the British Columbia Cancer Agency (“BCCA”) whereby in consideration for the license and conditional assignment of all Company-sponsored intellectual property to the Company by BCCA, the Company will pay to BCCA a royalty in the low single digits on net sales of royalty-bearing products in territories so long as a valid claim exists for inventions made between June 2000 and June 2005 under the agreement. All obligations relating to the conduct of the research and assignment of intellectual property have been completed. No payments of royalties have been made to date. Either party may terminate the agreement if the other party commits a material breach or default and such breach or default is not reasonably cured within 45 days.

In consideration of funding by the Leukemia & Lymphoma Society® (“LLS”) and transfer to the Company of any rights LLS may have to any project inventions developed during the term of the agreement, the Company must pay LLS a multiple on the LLS funding, (LLS funding is the $5 million in support of the Phase 3 study in addition to the approximately $4.1 million the Company received in support of the Phase 2 study.) Subject to exclusions under the agreement, the Company is obligated to pay LLS an amount equal to 50% of the cash payments the Company receives from out-licenses and transfers of rights to the product or other liquidity event, as defined in the agreement, until LLS has received an amount equal to 1.5 times the amount of funding the Company receives from LLS. The total amount payable by the Company to LLS will not exceed 3.55 times the amount of funding received from LLS, with the specific amount depending on when the payment(s) occur relative to the timing of the research program and product commercialization. The payments may take the form of cash payments or royalties (not to exceed 5% of net sales) but will not exceed the maximum amount referred to in the preceding sentence.

10.	Commitments and Contingencies

The Company has a worldwide exclusive license agreement with Princeton University dated June 2007 that provides the Company with exclusive rights to inventions developed by Princeton University arising from research sponsored by the Company between 2003 and 2007. These inventions are generally characterized as particulate constructs for release of active agents for medical application. The Company is obligated to pay a royalty on net sales to Princeton University of a low single-digit percentage if any invention is sold by the Company or a company to which the product covered by the invention was licensed by the Company, which was generated under the exclusive licensing agreement. No royalty or other product/sub-license-related payments have been made to date. The Company is obligated to provide Princeton University a percentage within the range of 45% to 55% of proceeds obtained from a sub-license of the intellectual property to a third party in cases where the Company has not conducted any research or development activities and is solely licensing out the original intellectual property jointly developed by the Company and Princeton University. The Company may terminate the agreement at any time by giving 90 days written notice to Princeton University. Princeton may terminate the agreement if the Company should breach or fail to perform under the agreement, with written notice of default provided by Princeton University to the Company and only if the Company fails to cure the default within 60 days. The Company is obligated under the agreement to provide an annual progress report to Princeton University on any developments of the licensed technology as well as prosecution of the patents covering the technology and the use of commercially reasonable efforts to develop licensed products.

The Company has a collaborative research agreement dated May 2001 with the British Columbia Cancer Agency (“BCCA”) whereby in consideration for the license and conditional assignment of all Company-sponsored intellectual property to the Company by BCCA, the Company will pay to BCCA a royalty in the low single digits on net sales of royalty-bearing products in territories so long as a valid claim exists for inventions made between June 2000 and June 2005 under the agreement. All obligations relating to the conduct of the research and assignment of intellectual property have been completed. No payments of royalties have been made to date. Either party may terminate the agreement if the other party commits a material breach or default and such breach or default is not reasonably cured within 45 days.

In consideration of funding by the Leukemia & Lymphoma Society® (“LLS”) and transfer to the Company of any rights LLS may have to any project inventions developed during the term of the agreement, the Company must pay LLS a multiple on the LLS funding, (LLS funding is the $5 million in support of the Phase 3 study in addition to the approximately $4.1 million the Company received in support of the Phase 2 study.) Subject to exclusions under the agreement, the Company is obligated to pay LLS an amount equal to 50% of the cash payments the Company receives from out-licenses and transfers of rights to the product or other liquidity event, as defined in the agreement, until LLS has received an amount equal to 1.5 times the amount of funding the Company receives from LLS. The total amount payable by the Company to LLS will not exceed 3.55 times the amount of funding received from LLS, with the specific amount depending on when the payment(s) occur relative to the timing of the research program and product commercialization. The payments may take the form of cash payments or royalties (not to exceed 5% of net sales) but will not exceed the maximum amount referred to in the preceding sentence.

The Company entered into office lease agreements for office space in Vancouver, British Columbia, that expires July 1, 2014 and Ewing, New Jersey, on July 2, 2018.

Minimum lease payments are as follows:

Year Ending December 31,	Minimum Payment Due
2013	$136,759
2014	206,683
2015	209,997
2016	176,773
2017	143,550
2018	72,373

Total	$946,135

Research collaboration funding	12 Months Ended
Dec. 31, 2012
Research collaboration funding
11.	Research collaboration funding

In June 2012, the Company entered into an agreement with LLS pursuant to which LLS has agreed to provide up to $5.0 million in funding from the LLS Therapy Acceleration Program (“TAP program”) for the Phase 3 clinical study of the Company’s lead compound CPX-351. Upon execution of the agreement, the Company received an upfront payment of $2.0 million and may receive further payments of $3.0 million upon the achievement of clinical milestones. The Company recorded the $2.0 million upfront payment as deferred revenue which will be recognized on a straight-line basis over the estimated 39 month performance period of the funding agreement. During 2012, the Company met two separate milestones under the agreement which resulted in the recognition of $1.0 million which was recorded as research and collaboration funding of which $500,000 was a receivable as of December 31, 2012. The agreement remains in effect until the completion of the milestones unless earlier terminated in accordance with the provisions in the agreement. The Company may terminate the agreement at any time during its term upon at least 30 days’ prior written notice to LLS or upon written notice to LLS upon the termination of the CPX-351 program. LLS may terminate this agreement upon 90 days prior written notice to the Company. Funding under the agreement is exclusively for use in support of the clinical development activities of the research program. Provided the Company believes the product is safe and effective, the Company has agreed that, for a period of five years following the expiration or termination of the agreement, the Company will take such steps as are commercially reasonable to further the clinical development of the product and to bring the product to practical application for Acute Myeloid Leukemia.

Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Measurements
3.	Fair Value Measurements

Financial instruments of the Company consist of cash deposits, money market investments, other receivables, accounts payable, certain accrued liabilities and debt. The carrying value of these financial instruments generally approximates fair value due to their short-term nature.

FASB Accounting Standards Codification Topic 820, Fair Value Measurements establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, such as: quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

ASC 820 requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The Company recognizes transfers between input levels as of the actual date of event. There were no transfers between levels and the following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
March 31, 2013
Assets:
Money Market Fund	$7,213,484	$7,213,484	$—	$—

December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	$—	$—

Other Current Assets	3 Months Ended
Mar. 31, 2013
Other Current Assets
5.	Other Current Assets
Other current assets as of March 31, 2013 and December 31, 2012 consist of the following:

	March 31, 2013	December 31, 2012
Clinical trial materials	$440,000	$—

April 2013 Private Placement	3 Months Ended
Mar. 31, 2013
April 2013 Private Placement
11.	April 2013 Private Placement

On April 29, 2013, the Company entered into a securities purchase agreement and subscription agreements with certain accredited investors for the issuance and sale in a private placement of 10,430,034 shares of common stock, which the Company sold at a price of $3.116 per share for aggregate gross proceeds of $32.5 million. Warrants to purchase 0.28 shares of common stock at $3.58 per share were issued for each share of common stock purchased. An additional 1,923,599 shares of common stock and corresponding warrants were issued at the final closing to certain existing stockholders of the Company who participated in earlier closings of this financing. Estimated net proceeds totaling $29.6 million have been raised in this financing and will support the late-stage clinical development of the Company’s lead investigational product, CPX-351 (cytarabine:daunorubicin) Liposome Injection.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of consolidation

Basis of consolidation: The consolidated financial statements include the accounts of Celator and its wholly-owned subsidiaries, Celator Pharmaceuticals Corp. (“CPC”) and Celator UK Ltd. All intercompany transactions have been eliminated.

Basis of consolidation: The consolidated financial statements include the accounts of CPI and its wholly-owned subsidiaries, Celator Pharmaceutical Corp. (“CPC”) and Celator UK Ltd. All intercompany transactions have been eliminated.

Use of estimates

Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. Significant areas requiring management estimates in the preparation of these consolidated financial statements include, among other things, assessment of other receivables, accrued liabilities, impairment and amortization of property and equipment, valuation allowance for deferred income taxes, valuation of stock-based compensation and contingencies.

Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. Significant areas requiring management estimates in the preparation of these consolidated financial statements include, amongst other things, assessment of other receivables, accrued liabilities, impairment and amortization of property and equipment, valuation allowance for deferred income taxes, valuation of stock-based compensation, warrants and contingencies.

Foreign currency translation and transactions

Foreign currency translation and transactions: The functional currency of the Company and its foreign subsidiary is the U.S. dollar. As such, monetary assets and liabilities of the Company’s operation denominated in a currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate prevailing as at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date. Expenses are translated at the average exchange rates prevailing during the year, with the exception of amortization which is translated at historical cash and cash equivalents exchange rates. Exchange gains and losses on translation are included in operations.

Cash and cash equivalents

Cash and cash equivalents: The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The carrying amount of cash equivalents approximates its fair value due to its short-term nature. The Company had $9.1 million in short-term money market accounts as of December 31, 2012.

Property and equipment

Property and equipment: Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line depreciation method as follows:

Computer equipment	4 years
Furniture and office equipment	7 years
Laboratory equipment	10 years
Capital lease equipment and Leasehold improvements	Lesser of useful life or term of lease

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. The Company reviews property and equipment to assess recoverability from future operations whenever events and circumstances indicate that the carrying value may not be recoverable. Impairment losses are recognized in operating results when expected undiscounted future cash flows are less than the carrying value of the assets used or disposed of by sale. If impairment is indicated, the asset value is written down to its fair value.

Research and development

Research and development: Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, payroll taxes, employee benefits, materials, supplies, maintenance of research equipment, costs related to research collaboration and licensing agreements, the cost of services provided by outside contractors, including services related to the Company’s clinical trials, clinical trial expenses, the full cost of manufacturing drug for use in research, preclinical development, and clinical trials. All costs associated with research and development are expensed as incurred.

Research collaboration funding

Research collaboration funding: The Company has research and development agreements where the Company receives funding when it achieves certain agreed upon milestones such as meeting clinical trial objectives or patient enrollment. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 605-28-25-2, Milestone Method-Recognition milestones considered substantive and that related solely to past Company performance and do not have any remaining deliverables associated with them are recognized as revenue when earned. Income derived from these arrangements is shown gross of research and development expenses on the consolidated statement of loss and comprehensive loss.

Stock-based compensation

Stock-based compensation: Stock based compensation transactions are recognized as compensation expense in the consolidated statement of loss and comprehensive loss based on their fair values on the date of the grant, with the compensation expense recognized over the period in which a grantee is required to provide service in exchange for the award.

The Company estimates the fair value of options granted using the Black-Scholes option valuation model. This estimate uses assumptions regarding a number of inputs that required the Company to make significant estimates and judgments. Because the Company does not have publicly traded common stock the expected volatility assumption was based on industry peer information.

Warrants

Warrants: The estimated fair value of warrants is determined by using the Black-Scholes pricing model with assumptions for risk free interest rates, dividend yields, volatility factors and the contractual life of the warrants.

Loss per share

Loss per share: Income (loss) per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share would be calculated, if the Company had positive net earnings, to give effect to the potential dilution that if secured or other contracts to issue common stock were exercised or converted to common stock using the treasury stock method. The treasury stock method assumes that proceeds received from the exercise of stock options and warrants are used to repurchase common stock at the prevailing market rate.

Income taxes

Income taxes: The Company accounts for income taxes using ASC 740 Income Taxes. ASC 740 Income Taxes is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. In estimating future tax consequences, ASC 740 generally considers all expected future events other than enactments of and changes in the tax law or rates. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized. Valuation allowances are provided if, considering available evidence, it is more likely than not that the deferred tax assets will not be realized. ASC 740 clarifies the criteria that must be met prior to recognition of the financial statement benefit of a position taken in a tax return. ASC 740 provides a benefit recognition model with a two-step approach consisting of “more-likely-than-not” recognition criteria, and a measurement attribute that measures a given tax position as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. ASC 740 also requires the recognition of liabilities created by differences between tax positions taken in a tax return and amounts recognized in the financial statements.

Investment tax credits relating to scientific research and experimental development are accounted for in operations. To the extent there is reasonable assurance the credits will be realized, they are recorded in the period the related expenditure is made as a reduction of current operating expenses (tax recovery).

Fair value of financial instruments

Fair value of financial instruments: The carrying values of certain Company’s financial instruments, including cash equivalents, restricted cash, other receivables, accounts payable and loans payable approximate fair value due to their short maturities.

ASC 820 Fair Value Measurements defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, such as: quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

ASC 820, Fair Value Measurements requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	—	—

December 31, 2011
Assets:
Money Market Fund	$1,653,864	$1,653,864	—	—
Liabilities:
Warrant Liability	$549,317	—	—	$549,317

The reconciliation of the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

January 1, 2011	$—
Issuance of warrants	549,317

December 31, 2011	549,317
Issuance of warrants	513,809
Reclassification to equity	(1,063,126)

December 31, 2012	$—

Segment reporting

Segment reporting: The Company operates within one reportable segment and presents geographic results of its United States and Canadian operations. Intersegment transactions and balances have been eliminated in the preparation of the segmental analysis note.

Reverse stock split: On August 28, 2012, the Company’s board of directors and stockholders approved an amendment to the Company’s certificate of incorporation which provided for a 18.7495-to-1 reverse stock split of the outstanding common stock and Series A, B, C and D convertible preferred stock (collectively, “Capital Stock”), which became effective on August 28, 2012. Accordingly, (i) every 18.7495 shares of capital stock have been combined into one share of new common stock, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock has been proportionately decreased on an 18.7495-to-1 basis, (iii) the exercise price for each outstanding option and warrant to purchase capital stock has been proportionately increased on an 18.7495-to-1 basis. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 18.7495-to-1 reverse stock split.

Adjustment to Balance Sheet and Statement of Cash Flows

Adjustment to Balance Sheet and Statement of Cash Flows: The Company has determined that the money market accounts previously included in short term investments should have been included in cash and cash equivalents at December 31, 2011 and 2010. The adjustment resulted in a $1,653,864 and $3,801,484 increase in cash and cash equivalents as of December 31, 2011 and 2010, respectively. In addition, the sales and purchases of short term investments previously included within net cash provided by/ (used in) investing activities should have been included as cash and cash equivalents. This adjustment resulted in cash provided by investing activities being overstated by $2,147,620 for the year ended December 31, 2011 and had no impact on any amounts on the consolidated statements of loss and comprehensive loss. The Company believes that the impact of these adjustments is not material to the Company’s financial position, results of operations or liquidity for the year ended December 31, 2011.

New Accounting Pronouncement

New Accounting Pronouncement: In March 2013, the Financial Accounting Standards Board (“FASB”) issued an amendment to the accounting guidance on foreign currency matters in order to clarify the guidance for the release of cumulative translation adjustment. The guidance is effective for interim and annual periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance will have a material impact on its consolidated financial statements.

Recent accounting standards: In May 2011, the FASB issued amendments to disclosure requirements for common fair value measurement. These amendments, effective for the interim and annual periods beginning on or after December 15, 2011, provide common definitions of fair value and common fair value measurements and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Consequently, the amendments change some fair value measurement principles and disclosure requirements. The adoption of this amended accounting guidance did not have a material impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB issued amendments to disclosure requirements for the presentation of comprehensive income. This guidance, effective retrospectively for the interim and annual periods beginning on or after December 15, 2011 requires the presentation of total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company early adopted this amendment on January 1, 2011. The adoption of this amended accounting guidance did not have a material impact on the Company’s consolidated financial position and results of operations.

In July 2012, FASB issued amendments to accounting guidance relating to the testing of indefinite-lived intangible assets for impairment. The new guidance, effective for annual and interim impairment tests of indefinite-lived intangible assets performed for fiscal years beginning after September 15, 2012 (early adoption is permitted), provides an entity with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The amendments also enhance the consistency of impairment testing guidance among long-lived asset categories by permitting an entity to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. The adoption of this amended accounting guidance is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line depreciation method as follows:

Computer equipment	4 years
Furniture and office equipment	7 years
Laboratory equipment	10 years
Capital lease equipment and Leasehold improvements	Lesser of useful life or term of lease

Fair Value of Assets

the following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
March 31, 2013
Assets:
Money Market Fund	$7,213,484	$7,213,484	$—	$—

December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	$—	$—

The following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	—	—

December 31, 2011
Assets:
Money Market Fund	$1,653,864	$1,653,864	—	—
Liabilities:
Warrant Liability	$549,317	—	—	$549,317

Reconciliation of Warrant Liability Measured at Fair Value on a Recurring Basis Using Unobservable Inputs

The reconciliation of the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

January 1, 2011	$—
Issuance of warrants	549,317

December 31, 2011	549,317
Issuance of warrants	513,809
Reclassification to equity	(1,063,126)

December 31, 2012	$—

Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Other Receivables

Other receivables as of March 31, 2013 and December 31, 2012, consist of the following:

	March 31, 2013	December 31, 2012
Receivables related to the sale of New Jersey net operating losses	$—	$1,363,559
Receivables related to value added tax recovery	95,910	95,910
Receivables related to the Leukemia & Lymphoma Society funding	—	500,000
Other receivables	19,642	40,888

	$115,552	$2,000,357

Other receivables as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Receivables related to the sale of net operating losses	$1,363,559	$991,982
Receivables related to value added tax recovery	95,910	94,361
Receivables related to the LLS funding (see Note 11)	500,000	—
Other receivables	40,888	131,415

	$2,000,357	$1,217,758

Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Property and Equipment, including Assets Held under Capital Lease

Property and equipment as of March 31, 2013 and December 31, 2012 including assets held under capital lease, consists of the following:

	March 31, 2013	December 31, 2012
Computer and equipment	$103,858	$103,858
Furniture and office equipment	145,499	145,499
Laboratory equipment	1,779,188	1,779,188
Capital lease equipment	155,520	155,520
Leaseholds	73,060	73,060

	2,257,125	2,257,125
Less: Accumulated depreciation	(1,059,688)	(1,012,100)

	$1,197,437	$1,245,025

Property and equipment as of December 31, 2012 and 2011, including assets held under capital lease, consists of the following:

	2012	2011
Computer and equipment	$103,858	$135,003
Furniture and office equipment	145,499	312,684
Laboratory equipment	1,779,188	3,198,697
Capital lease equipment	155,520	279,277
Leaseholds	73,060	305,109

	2,257,125	4,230,771
Less: Accumulated depreciation	(1,012,100)	(2,213,501)

	$1,245,025	$2,017,270

Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Accrued Liabilities

Accrued liabilities as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Accrued bonuses	$477,350	$458,177
Accrued salaries and vacation	446,221	198,817
Accrued professional fees	120,819	265,802
Accrued clinical trial expenses	395,017	188,057
Accrued drug manufacturing expenses	467,283	—
Accrued trade payables other	31,176	84,145

	$1,937,866	$1,194,998

Accrued liabilities as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Accrued bonuses	$458,177	$453,929
Accrued salaries and vacation	198,817	195,436
Accrued professional fees	265,802	143,318
Accrued trade payables	272,202	111,710

	$1,194,998	$904,393

Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Long-term debt as of December 31, 2012 and 2011, consists of the following:

	2012	2011
Related Party Loan	$—	$2,105,241
Bank Loan	3,000,000	—

Total loans payable	3,000,000	2,105,241
Less: Current portion of loans payable	(1,200,000)	(2,105,241)

Loans payable, less current portion	$1,800,000	$—

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Activity of Company's Stock Option Plans

The following table summarizes the activity of the Company’s stock option plans for the years ended December 31, 2012 and 2011:

	Number of options	Exercise price
January 1, 2011	1,010,619	$2.62
Granted	214	1.12
Exercised	—	—
Cancelled	(18,204)	1.41

December 31, 2011	992,629	$2.57
Granted	—	—
Exercised	(107)	2.25
Cancelled	(185,734)	2.74

December 31, 2012	806,788	$2.52

Exercisable at December 31, 2012	792,538	$2.53

Stock Options Outstanding and Exercised

The following table summarizes the stock options outstanding and exercised at December 31, 2012:

Range of exercise price	Number outstanding	Average exercise price	Remaining contractual life	Number exercisable	Average exercise price
$1.12	12,645	$1.12	7.7 years	7,377	$1.12
2.25-2.81	659,794	2.37	2.1 years	650,812	2.37
3.37	134,349	3.37	4.0 years	134,349	3.37

	806,788	$2.52	3.2 years	792,538	$2.53

Assumption Used to Determine Weighted Average Grant Date Fair Value of Stock Options Granted

The weighted average grant date fair value of stock options granted in the year ended December 31, 2011 was $0.56 using the following assumptions with the Black-Scholes model:

2011
Volatility	88%
Risk free interest rate	0.5%-2.0%
Annual forfeiture rate	6%
Dividend yield	0%
Expected life (years)	4

Unvested Awards Activity

A summary of unvested awards activity during the year ended December 31, 2012 is as follows:

Nonvested Options	Number	Aggregate exercise price
January 1, 2012	71,944	$87,653
Granted	—	—
Vested	(57,060)	(72,546)
Forfeited	(633)	(355)

December 31, 2012	14,251	$14,752

Warrants Outstanding

The following table summarizes the warrants outstanding to purchase common stock at December 31, 2012:

	Number of Warrants	Exercise Price	Issue Date	Term
Comerica Bank	12,445	$11.25	March 2009	7 years
Series A, B, C & D Investors	123,585	$5.21	December 2011	7 years
Investor	3,700	$5.21	February 2012	6 years
Square 1 Bank	17,267	$5.21	June 2012	7 years
Series A, B, C & D Investors	112,536	$5.21	August 2012	7 years

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Loss Before Income Taxes	Loss before income taxes consisted of the following:

	2012	2011
Domestic	$(10,035,313)	$(10,498,950)
Foreign	(2,236,973)	(4,635,665)

Total	$(12,272,286)	$(15,134,615)

Reconciliation of Statutory United States Federal Income Tax Rate to Company's Effective Rate

A reconciliation of the Statutory United States federal income tax rate to the Company’s effective rate and for December 31, 2012 and 2011 is as follows:

	2012	2011
Loss before income taxes	$(12,272,286)	$(15,134,615)
	34%	34%
US federal statutory tax rate	4,172,577	5,145,769
State, net of federal rate	613,614	756,730
Permanent differences	(1,344,421)	(158,456)
Research and development tax credits	(3,559,200)	—
Other	321,181	—
Change in valuation allowances	1,159,808	(4,769,182)

	$1,363,559	$974,861

Significant Components of Company's Total Deferred Tax Asset

Significant components of the Company’s total deferred tax asset as of December 31, 2012 and 2011 are as follows:

	2012	2011
Net operating loss carry forwards	$35,362,944	$32,835,034
Research and development expenditures	3,884,379	6,500,969
Accrued expenses and other	(12,005)	164,997
Property and equipment	(19,995)	(68,479)
R&D investment tax credits carryforwards	547,716	1,490,326

Deferred tax assets	$39,763,039	$40,922,847
Deferred tax asset valuation allowance	$(39,763,039)	$(40,922,847)

	$—	$—

Geographic Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographical Information about Net Loss and Total Assets

The geographic information about total assets is based on the physical location of the assets.

	Total Assets
	March 31, 2013	December 31, 2012
United States	$8,854,343	$11,578,590
Canada	710,802	717,250
Germany	1,106,257	1,143,104

Total Assets	$10,671,402	$13,438,944

	Net Loss
	Three months ended
	March 31
	2013	2012
United States	$(2,023,838)	$(1,390,375)
Canada	(934,313)	(639,242)

Total Net Loss	$(2,958,151)	$(2,029,617)

The geographic information about total assets is based on the physical location of the assets.

	Total Assets
	2012	2011
United States	$11,578,590	$3,052,317
Canada	717,250	2,277,865
Germany	1,143,104	1,290,489

Total Assets	$13,438,944	$6,620,671

	Net Loss
	2012	2011
United States	$(8,537,683)	$(10,498,950)
Canada	(2,236,973)	(3,660,804)

Total Net Loss	$(10,774,656)	$(14,159,754)

Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2013
Components of Other Current Assets	Other current assets as of March 31, 2013 and December 31, 2012 consist of the following:

	March 31, 2013	December 31, 2012
Clinical trial materials	$440,000	$—

Nature of Business and Liquidity - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2013 Subsequent Events Private Placement
Organization And Nature Of Business [Line Items]
Accumulated deficit	$ (114,579,366)	$ (111,621,215)	$ (100,712,488)
Proceeds from a private placement				$ 29,600,000

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 28, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011 Balance Sheet	Dec. 31, 2010 Balance Sheet	Dec. 31, 2011 Cash Flow
Summary Of Significant Accounting Policies [Line Items]
Short-term money market accounts		$ 9,100,000
Number of reportable segment		1
Reverse stock split	0.0533
Reverse stock split description	Accordingly, (i) every 18.7495 shares of capital stock have been combined into one share of new common stock, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock has been proportionately decreased on an 18.7495-to-1 basis, (iii) the exercise price for each outstanding option and warrant to purchase capital stock has been proportionately increased on an 18.7495-to-1 basis. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 18.7495-to-1 reverse stock split.
Reclassification adjustment, effect on balance sheet/cash flows			$ 1,653,864	$ 3,801,484	$ 2,147,620

Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Computer and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Capital Lease Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of useful life or term of lease

Fair Value Measurements - Fair Value of Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Money Market Fund		$ 9,100,000
Money Market Fund
Assets:
Money Market Fund	7,213,484	9,107,500	1,653,864
Warrants
Liabilities:
Warrant Liability			549,317
Level 1 | Money Market Fund
Assets:
Money Market Fund	7,213,484	9,107,500	1,653,864
Level 2 | Money Market Fund
Assets:
Money Market Fund
Level 3 | Money Market Fund
Assets:
Money Market Fund
Level 3 | Warrants
Liabilities:
Warrant Liability			$ 549,317

Reconciliation of Warrant Liability Measured At Fair Value on Recurring Basis (Detail) (Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 549,317
Issuance of warrants	513,809	549,317
Reclassification to equity	(1,063,126)
Ending Balance		$ 549,317

Other Receivables - Schedule of Other Receivables (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Receivables, Net, Current [Abstract]
Receivables related to the sale of New Jersey net operating losses		$ 1,363,559	$ 991,982
Receivables related to value added tax recovery	95,910	95,910	94,361
Receivables related to the Leukemia & Lymphoma Society funding		500,000
Other receivables	19,642	40,888	131,415
Other receivables, net	$ 115,552	$ 2,000,357	$ 1,217,758

Property and Equipment - Schedule of Property and Equipment, including Assets Held under Capital Lease (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,257,125	$ 2,257,125	$ 4,230,771
Less: Accumulated depreciation	(1,059,688)	(1,012,100)	(2,213,501)
Property and equipment, net	1,197,437	1,245,025	2,017,270
Computer and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	103,858	103,858	135,003
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	145,499	145,499	312,684
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,779,188	1,779,188	3,198,697
Capital Lease Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	155,520	155,520	279,277
Leaseholds
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 73,060	$ 73,060	$ 305,109

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Assets Held for Sale	Dec. 31, 2012 Assets Held for Sale	Dec. 31, 2011 Assets Held for Sale	Feb. 29, 2012 Property and Equipment	Mar. 31, 2013 Scientific Equipment	Dec. 31, 2012 Scientific Equipment
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 47,588	$ 85,965	$ 411,621	$ 441,687	$ 4,674,230	$ 4,721,818
Impairment loss			78,758
Net book value							43,703	144,997	860,853
Proceeds from sale of assets	29,976	5,014	61,918	287,270	395,388	425,364	29,976	61,918	287,270
Loss on disposal of property and equipment	(13,727)	(13,872)	(83,077)	(573,583)	(772,086)	(785,813)	13,727	83,077	573,583
Net book value of assets, held for sale										$ 507,622	$ 207,566	$ 251,269

Accrued Liabilities - Summary of Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued bonuses	$ 477,350	$ 458,177	$ 453,929
Accrued salaries and vacation	446,221	198,817	195,436
Accrued professional fees	120,819	265,802	143,318
Accrued clinical trial expenses	395,017	188,057
Accrued trade payables		272,202	111,710
Accrued drug manufacturing expenses	467,283
Accrued trade payables other	31,176	84,145
Accrued liabilities	$ 1,937,866	$ 1,194,998	$ 904,393

Long-Term Debt (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Related Party Loan			$ 2,105,241
Bank Loan		3,000,000
Total loans payable		3,000,000	2,105,241
Less: Current portion of loans payable		(1,200,000)	(2,105,241)
Loans payable, less current portion	$ 1,500,000	$ 1,800,000

Loans Payable - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 Reclassification from Warrants to Warrant Liability	Dec. 31, 2012 Amount Accrued to Warrant Liability	Dec. 31, 2012 Decrease in Interest Expense	Dec. 31, 2011 Related Party Loans	Dec. 31, 2012 Warrants	Dec. 31, 2011 Warrants	Aug. 31, 2012 Related Party Loans	Dec. 31, 2012 Related Party Loans	Dec. 31, 2011 Related Party Loans	Aug. 31, 2012 Preference Notes	Dec. 31, 2012 Preference Notes	Aug. 31, 2012 Bank Loans	Jun. 30, 2012 Bank Loans	Dec. 31, 2012 Bank Loans	Dec. 31, 2012 Bank Loans Warrants
Debt Instrument [Line Items]
Convertible promissory note purchased															$ 2,576,610
Additional Notes that could be purchased															2,423,390
Line of credit facility															5,000,000				3,000,000
Debt instrument, interest rate															8.00%				5.50%
Convertible notes, conversion price per share				$ 5.21									$ 5.625		$ 5.21	$ 5.21				$ 5.21
Warrants issued on loan agreement										123,585							116,236
Contractual life												7 years									7 years
Fair value of warrants issued											513,809	549,317
Interest expense	47,654	366,917	4,263,774	79,256	5,889,291	5,936,946						68,655
Notes purchased by investor during period			2,423,390														423,390
Debt instrument, amount converted													5,000,000			1,693,560
Shares of common stock issued up on conversion of debt													915,304			324,912
Interest on convertible debt													148,584	994,471
Contingent beneficial conversion option			1,355,523										1,221,452			134,071
Warrants reclassified from liability to stockholders' equity											(1,063,126)
Correction of material error							77,005	472,312	8,450
Line of credit facility,amount borrowed																		2,000,000	1,000,000
Net book value of scientific equipment placed under lien																				1,200,000
Number of warrants issued																				17,267
Estimated fair value of warrants, expensed to non-cash financing costs																					$ 10,487
Risk free rate																					0.50%
Dividend yield																					0.00%
Volatility rate																					88.00%

Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended							157 Months Ended	160 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2008 Restricted Stock	Mar. 31, 2013 Non-vested Awards	Dec. 31, 2012 Non-vested Awards	Aug. 31, 2012 Private Placement
Schedule Of Shareholders Equity [Line Items]
Common stock shares issued															1,202,276
Common stock per share price															$ 5.625
Net proceeds from sale of shares		$ 240	$ 6,763,043							$ 8,515,281	$ 8,515,281				$ 5,925,523
Issuance costs															837,280
Stock options, available for grant			213,618							213,618
Exercised options into restricted common stock			107									4,000
Weighted average grant date fair value of stock options granted				$ 0.56
Total unrecognized compensation cost related to non-vested equity awards														14,752
Total unrecognized compensation cost, weighted-average vesting period													1 year	1 year
Stock-based compensation expense	$ 4,276	$ 802	$ 3,210	$ 114,089	$ 169,424	$ 200,522	$ 186,578	$ 243,340	$ 201,989	$ 1,119,152	$ 1,123,428

Activity of Company's Stock Option Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Beginning Balance	992,629	1,010,619
Granted		214
Exercised	(107)
Cancelled	(185,734)	(18,204)
Ending Balance	806,788	992,629
Exercisable at end of period	792,538
Weighted-Average Price Per Share
Beginning balance	$ 2.57	$ 2.62
Granted		$ 1.12
Exercised	$ 2.25
Cancelled	$ 2.74	$ 1.41
Ending Balance	$ 2.52	$ 2.57
Exercisable at end of period	$ 2.53

Stock Options Outstanding and Exercised (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	806,788
Options Outstanding, Weighted Average Exercise Price	$ 2.52
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	3 years 2 months 12 days
Number Exercisable	792,538
Options Exercisable, Weighted Average Exercise Price	$ 2.53
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Limit	$ 1.12
Number Outstanding	12,645
Options Outstanding, Weighted Average Exercise Price	$ 1.12
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	7 years 8 months 12 days
Number Exercisable	7,377
Options Exercisable, Weighted Average Exercise Price	$ 1.12
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Limit	$ 2.25
Exercise Price Range, Upper Limit	$ 2.81
Number Outstanding	659,794
Options Outstanding, Weighted Average Exercise Price	$ 2.37
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	2 years 1 month 6 days
Number Exercisable	650,812
Options Exercisable, Weighted Average Exercise Price	$ 2.37
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Limit	$ 3.37
Number Outstanding	134,349
Options Outstanding, Weighted Average Exercise Price	$ 3.37
Options Outstanding, Weighted Average Remaining Contractual Life (In Years)	4 years
Number Exercisable	134,349
Options Exercisable, Weighted Average Exercise Price	$ 3.37

Assumption Used to Determine Weighted Average Grant Date Fair Value of Stock Options Granted (Detail) (Stock Options)	12 Months Ended
Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	88.00%
Risk free interest rate, Minimum	0.50%
Risk free interest rate, Maximum	2.00%
Annual forfeiture rate	6.00%
Dividend yield	0.00%
Expected life (years)	4 years

Unvested Award Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Number
Nonvested Options, beginning balance	71,944
Granted
Vested	(57,060)
Forfeited	(633)
Nonvested Options, ending balance	14,251
Aggregate exercise price
Nonvested Options, beginning balance	$ 87,653
Granted
Vested	(72,546)
Forfeited	(355)
Nonvested Options, ending balance	$ 14,752

Warrants Outstanding (Detail)	12 Months Ended
Dec. 31, 2012
Comerica Bank
Class of Warrant or Right [Line Items]
Number of Warrants	12,445
Exercise Price	11.25
Issue Date	2009-03
Term	7 years
Series A, B, C & D Investors
Class of Warrant or Right [Line Items]
Number of Warrants	123,585
Exercise Price	5.21
Issue Date	2011-12
Term	7 years
Investor
Class of Warrant or Right [Line Items]
Number of Warrants	3,700
Exercise Price	5.21
Issue Date	2012-02
Term	6 years
Square 1 Bank
Class of Warrant or Right [Line Items]
Number of Warrants	17,267
Exercise Price	5.21
Issue Date	2012-06
Term	7 years
Series A, B, C & D Investors
Class of Warrant or Right [Line Items]
Number of Warrants	112,536
Exercise Price	5.21
Issue Date	2012-08
Term	7 years

Loss Before Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Domestic	$ (10,035,313)	$ (10,498,950)
Foreign	(2,236,973)	(4,635,665)
Total	$ (12,272,286)	$ (15,134,615)

Reconciliation of Statutory United States Federal Income Tax Rate to Company's Effective Rate (Detail) (USD $)	12 Months Ended		157 Months Ended	160 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (12,272,286)	$ (15,134,615)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
US federal statutory tax rate	4,172,577	5,145,769
State, net of federal rate	613,614	756,730
Permanent differences	(1,344,421)	(158,456)
Research and development tax credits	(3,559,200)
Other	321,181
Change in valuation allowances	1,159,808	(4,769,182)
Income tax benefit	$ 1,363,559	$ 974,861	$ 6,243,583	$ 6,243,583

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Jan. 01, 2012	Dec. 31, 2011	Dec. 31, 2012 CANADA Federal	Dec. 31, 2011 CANADA Federal	Dec. 31, 2012 CANADA British Columbia	Dec. 31, 2011 CANADA British Columbia	Dec. 31, 2012 Federal Income Tax Purposes	Dec. 31, 2012 State Income Tax Purposes
Income Tax [Line Items]
Net operating loss carryforwards	$ 1,363,559		$ 991,982					$ 99,332,327	$ 31,799,470
Deferred tax asset valuation allowance	39,763,039	40,922,847	40,922,847
Valuation allowance, decrease	(1,159,808)
Investment tax credits				$ 524,629	$ 716,436	$ 23,087	$ 42,866

Significant Components of Total Deferred Tax Asset (Detail) (USD $)	Dec. 31, 2012	Jan. 01, 2012	Dec. 31, 2011
Deferred Tax Asset [Line Items]
Net operating loss carry forwards	$ 35,362,944		$ 32,835,034
Research and development expenditures	3,884,379		6,500,969
Accrued expenses and other	(12,005)		164,997
Property and equipment	(19,995)		(68,479)
R&D investment tax credits carryforwards	547,716		1,490,326
Deferred tax assets	39,763,039		40,922,847
Deferred tax asset valuation allowance	(39,763,039)	(40,922,847)	(40,922,847)
Deferred Tax Assets, Net of Valuation Allowance, Total

Geographic Segment Information - Geographical Information about Net Loss and Total Assets (Detail) (USD $)	3 Months Ended		12 Months Ended												13 Months Ended	157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 2012	Mar. 31, 2013
Total Assets
Assets	$ 10,671,402		$ 13,438,944	$ 6,620,671												$ 13,438,944	$ 10,671,402
Net loss
Net loss	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(10,814,788)	(10,022,979)	(14,028,617)	(16,761,805)	(14,588,786)	(8,913,249)	(5,445,046)	(3,506,027)	(1,497,719)	(773,668)	(200,050)	(111,621,215)	(114,579,366)
United States
Total Assets
Assets	8,854,343		11,578,590	3,052,317												11,578,590	8,854,343
Net loss
Net loss	(2,023,838)	(1,390,375)	(8,537,683)	(10,498,950)
Canada
Total Assets
Assets	710,802		717,250	2,277,865												717,250	710,802
Net loss
Net loss	(934,313)	(639,242)	(2,236,973)	(3,660,804)
Germany
Total Assets
Assets	$ 1,106,257		$ 1,143,104	$ 1,290,489												$ 1,143,104	$ 1,106,257

Commitments and Contingencies - Additional Information (Detail) (USD $)	Mar. 31, 2013	Feb. 28, 2013 Vancouver, British Columbia	Dec. 31, 2012 Vancouver, British Columbia	Mar. 31, 2013 Ewing, New Jersey	Dec. 31, 2012 Ewing, New Jersey	Mar. 31, 2013 Qualified Financing	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Mar. 31, 2013 British Columbia Cancer Agency	Dec. 31, 2012 British Columbia Cancer Agency	Mar. 31, 2013 Leukemia And Lymphoma Society	Dec. 31, 2012 Leukemia And Lymphoma Society	Jun. 30, 2012 Leukemia And Lymphoma Society Phase 3 study	Mar. 31, 2013 Leukemia And Lymphoma Society Phase 3 study	Dec. 31, 2012 Leukemia And Lymphoma Society Phase 3 study	Mar. 31, 2013 Leukemia And Lymphoma Society Phase 2 study	Dec. 31, 2012 Leukemia And Lymphoma Society Phase 2 study	Mar. 31, 2013 Leukemia And Lymphoma Society Maximum	Dec. 31, 2012 Leukemia And Lymphoma Society Maximum	Mar. 31, 2013 Princeton	Dec. 31, 2012 Princeton	Mar. 31, 2013 Princeton Maximum	Dec. 31, 2012 Princeton Maximum	Mar. 31, 2013 Princeton Minimum	Dec. 31, 2012 Princeton Minimum
Contingencies And Commitments [Line Items]
Percentage of royalty payable from the amount received from out-licenses and transfers																						55.00%	55.00%	45.00%	45.00%
Agreement termination notice period																				90 days	90 days
Rectification of default period									45 days	45 days										60 days	60 days
Funding for project inventions													$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 4,100,000	$ 4,100,000
Percentage of royalty payable from the amount received from out-licenses and transfers											50.00%	50.00%
Number of times amount payable under research funding program											1.5	1.5						3.55	3.55
Cash payments or royalties on net sales							5.00%	5.00%
Lease expiration date		Jun 29, 2016	Jul 1, 2014		Jul 2, 2018
Lease commencement date		April 1, 2013		June 2, 2013
Lease commitments		226,000		643,000
Lease expiration term				60 months
Obligation to maintain letter of credit from bank with respect to security deposit	250,000					200,000
Contractual obligation of letters of credit payment as on December 1, 2014	50,000					40,000
Contractual obligation of letters of credit payment as on December 1, 2015	50,000					40,000
Contractual obligation of letters of credit payment as on December 1, 2016	50,000					40,000
Contractual obligation of letters of credit payment as on December 1, 2017	$ 75,000					$ 60,000

Minimum Lease Payments (Detail) (USD $)	Dec. 31, 2012
Lease Payments Type [Line Items]
2013	$ 136,759
2014	206,683
2015	209,997
2016	176,773
2017	143,550
2018	72,373
Total	$ 946,135

Research Collaboration Funding - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and collaboration funding receivable			$ 500,000
Leukemia And Lymphoma Society
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront payment, recorded as deferred revenue	2,000,000
Potential milestone payments upon the achievement of clinical milestones	3,000,000
Milestones under agreement recognized			1,000,000
Research and collaboration funding receivable			500,000
Phase 3 study | Leukemia And Lymphoma Society
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Funding for project inventions	$ 5,000,000	$ 5,000,000	$ 5,000,000

Other Current Assets - Components of Other Current Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Other Current Assets [Abstract]
Clinical trial materials	$ 440,000

Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended							157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 4,276	$ 802	$ 3,210	$ 114,089	$ 169,424	$ 200,522	$ 186,578	$ 243,340	$ 201,989	$ 1,119,152	$ 1,123,428
Non-vested Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to non-vested awards not yet recognized	$ 2,518										$ 2,518
Weighted average period over which total compensation cost will be recognized	1 year		1 year

April 2013 Private Placement - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2013 Subsequent Events Private Placement
Subsequent Event [Line Items]
Issuance and sale of common stock in private placement	13,673,160	13,673,160	11,230,561	10,430,034
Common stock price per share for private placement	$ 0.001	$ 0.001	$ 0.001	$ 3.116
Gross proceeds from Issuance of Private Placement				$ 32.5
Warrant to purchase of common stock issued				0.28
Warrant to purchase of common stock issued, price per share				3.58
Additional shares of common stock and warrants issued				1,923,599
Corresponding warrants issued				1,923,599
Proceeds from Issuance of Private Placement				$ 29.6